Concentration and risks (Tables)	12 Months Ended
	Dec. 31, 2025	[1]
Credit concentration risk | Accounts receivable
Concentration and risks
Schedule of concentration risk

	As of December 31,
	2024	2025
Customer B	*	32%
Customer A	*	28%

Customer concentration risk | Revenues
Concentration and risks
Schedule of concentration risk

	For the years ended December 31,
	2023	2024	2025
Customer A	*	*	22%
Customer B	*	*	11%

Supplier concentration risk | Accounts payable
Concentration and risks
Schedule of concentration risk

	As of December 31,
	2024	2025
Supplier A	*	25%
Supplier C	*	21%
Supplier B	*	17%

Supplier concentration risk | Purchases
Concentration and risks
Schedule of concentration risk

	For the years ended December 31,
	2023	2024	2025
Supplier B	*	*	14%

[1]	*Representing percentage less than 10%